Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance December 31 at Dec. 31, 2009	$ 45,356	$ 27,156,316	$ (26,297,978)	$ 903,694
Balance December 31 (in Shares) at Dec. 31, 2009	45,356,765
Stock-based compensation		412,147		412,147
Proceeds from sale of common stock, net of stock issuance costs	10,970	2,779,603		2,790,573
Proceeds from sale of common stock, net of stock issuance costs (in Shares)	10,970,068
Proceeds from exercise of common stock warrants	1,502	268,869		270,371
Proceeds from exercise of common stock warrants (in Shares)	1,502,060
Issuance of common stock in connection with cashless exercise of warrants	978	(978)
Issuance of common stock in connection with cashless exercise of warrants (in Shares)	977,541
Net loss			(2,437,081)	(2,437,081)
Balance December 31 at Dec. 31, 2010	58,806	30,615,957	(28,735,059)	1,939,704
Balance December 31 (in Shares) at Dec. 31, 2010	58,806,434
Stock-based compensation	90	474,964		475,054
Stock-based compensation (in Shares)	90,000
Proceeds from sale of common stock through equity line	1,576	386,025		387,601
Proceeds from sale of common stock through equity line (in Shares)	1,576,164
Proceeds from sale of common stock, net of stock issuance costs	12,000	2,876,972		2,888,972
Proceeds from sale of common stock, net of stock issuance costs (in Shares)	12,000,000
Issuance of common stock in connection with cashless exercise of warrants	82	(82)
Issuance of common stock in connection with cashless exercise of warrants (in Shares)	82,022
Net loss			(2,927,711)	(2,927,711)
Balance December 31 at Dec. 31, 2011	$ 72,554	$ 34,353,836	$ (31,662,770)	$ 2,763,620
Balance December 31 (in Shares) at Dec. 31, 2011	72,554,620